Summary of Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The financial statements have been prepared under the accrual method of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, changes therein and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported changes in net assets available for benefits during the reporting period. Actual amounts could differ from those estimates.

Investments

Investments

The Plan’s investments are stated at fair value.

The Plan’s shares of mutual funds are valued at quoted market prices which represent the net asset value (“NAV”) of shares held by the Plan at each year end. The mutual funds held by the Plan are deemed to be actively traded. Investments in common stock, including the Company’s common stock and Exchange Traded Funds (“ETF”), are stated at fair value based on the last reported sales price on the last business day of the year in the active market in which the security is traded. The investments in the collective trusts are valued at NAV per unit, as determined by the trustee at year-end. The NAV is used as the practical expedient to estimate fair value. One of the Plan’s investment options includes a self-directed brokerage account which allows participants to establish a brokerage account and select various investments consisting of mutual funds and ETFs.

The preceding methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Purchases and sales of securities are recorded on a trade-date basis. Interest income from investments is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Plan's net appreciation in the fair value of its investments consists of realized gains and losses and unrealized appreciation and depreciation on investments.

Contributions	Contributions Contributions from eligible participants and matching Company contributions are recorded in the month the related payroll deductions are made.
Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are stated at their unpaid principal balance, plus any accrued but unpaid interest. Loans outstanding are reflected as a receivable of the Plan. Interest income is recorded on an accrual basis. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses and Revenue Credit Account

Administrative Expenses and Revenue Credit Account

Administrative expenses, which consist primarily of investment management, recordkeeping and auditing fees, are paid directly by the Company rather than from Plan assets, and are not reflected in the Plan’s financial statements. Fees charged by Fidelity relating to certain participant initiated transactions and fees associated with self-directed brokerage accounts are paid from the respective participants’ accounts.

The Plan may elect to allocate the revenue credit received from Fidelity, on a quarterly basis, to eligible participant’s accounts based on a defined formula. The amount allocated for the year ended December 31, 2025 was $24,149. The revenue credit received from Fidelity was comparable to the administrative fees charged by Fidelity for the year ended December 31, 2025. The net revenue credit amount is included in interest and dividends in the Statement of Changes in Net Assets Available for Benefits.

Fair Value Measurements

Fair Value Measurements

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy under the Financial Accounting Standards Board, Accounting Standards Codification Topic 820, “Fair Value Measurement” are described as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 – Valuations based on: a) quoted prices for similar assets or liabilities in active markets, b) quoted prices for identical or similar assets or liabilities in inactive markets, c) inputs other than quoted prices that are observable for the asset or liability, and d) inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Valuations based on inputs that are unobservable and supported by little or no market activity and that are significant to the overall fair value measurement.

To the extent that the valuation is based on inputs that are less observable or unobservable, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is more significant for the investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had the securities been readily marketable. The Plan has no level 3 investments. There have been no changes in the valuation methodologies or inputs used to value Plan assets at December 31, 2025 and 2024. Refer to Note 5, Investments, for information regarding the fair value of Plan investments.